Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Capital commitments [abstract]
Summary of Future Minimum Commitments

The following table summarizes future minimum commitments of the Group as at December 31, 2024 and 2025:

As at December 31, 2024	Within one year	Later than one year but not later than five years	Total
	RMB’million	RMB’million	RMB’million
Operating commitments (note i)	192	5	197
Content royalties (note ii)	2,772	246	3,018
Capital commitments (note iii)	412	259	671
Investment commitment (note iv)	168	-	168

As at December 31, 2025	Within one year	Later than one year but not later than five years	Total
	RMB’million	RMB’million	RMB’million
Operating commitments (note i)	118	3	121
Content royalties (note ii)	2,288	303	2,591
Capital commitments (note iii)	392	213	605
Investment commitment (note iv)	50	-	50

Note i: Operating commitments represent future minimum commitments under non-cancelable operating arrangements of the Group. As at December 31, 2025, the operating commitments are mainly related to offline performances and other services.

Note ii: Content royalties represent the minimum royalty payments associated with license agreements which the Group has entered into as at year-end.

Note iii: Capital commitments represent the minimum payments associated with construction of buildings.

Note iv: Investment commitment represents commitments to acquire the equity interests in certain entities.